SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2014
SEGMENT INFORMATION
SEGMENT INFORMATION

29. SEGMENT INFORMATION

        The Group identified the following reportable segments:

        Russia convergent:    represents the results of mobile and fixed line operations, which encompasses services rendered to customers across regions of Russia, including voice and data services, transmission, broadband, pay-TV and various value-added services.

        Moscow fixed line:    represents the results of fixed line operations carried out in Moscow by the Group's subsidiary MGTS. MGTS is the only licensed PSTN operator in Moscow and is considered a natural monopoly under Russian antimonopoly regulations. Consequently, substantial part of services provided by MGTS are subject to governmental regulation.

        Ukraine:    represents the results of mobile and fixed line operations carried out across multiple regions of Ukraine.

        The segments are organized and managed separately based on the nature of products and services, regulatory environments and geographic areas.

        The "Other" category does not constitute a reportable segment. It includes the results of a number of other operating segments that do not meet the quantitative thresholds for separate reporting, such as Armenia, Uzbekistan, Turkmenistan, Sputnikovoe TV and the headquarters.

        Other unallocated expenses such as interest (income) / expense, equity in net income of associates, other (income) / expenses and currency exchange and transaction loss / (gain) are shown for purposes of reconciling the Group's segment measure, segment net operating income, to the Group's consolidated total for each of the periods presented.

        The intercompany eliminations presented below primarily consist of sales transactions between segments conducted under the normal course of operations.

        In 2014, the Group ceased presenting Russia convergent and Moscow fixed line as one reporting segment. Management has determined that disaggregation may help users of the financial statements better understand the Group's future performance. Related financial information has, therefore, been retrospectively restated.

        Financial information by reportable segment is presented below:

	Years ended December 31,
	2014	2013	2012
Net operating revenues from external customers:
Russia convergent	336,099	317,437	303,478
Moscow fixed line	35,938	35,493	33,293
Ukraine	29,064	37,665	36,118
Other	9,657	7,848	5,351

Total net operating revenues from external customers	410,758	398,443	378,240

Including revenue from mobile services	352,964	339,883	322,517
Including revenue from fixed line services	57,794	58,560	55,723

Intersegment operating revenues:
Russia convergent	4,633	3,638	2,513
Moscow fixed line	4,886	4,831	4,563
Ukraine	3,722	2,067	1,604
Other	1,541	1,281	1,031

Total intersegment operating revenues	14,782	11,817	9,711

Depreciation and amortization expense:
Russia convergent	57,773	57,655	51,994
Moscow fixed line	7,609	5,182	4,251
Ukraine	6,780	8,896	9,571
Other	2,619	1,588	2,104
Intercompany eliminations	(71)	(68)	(10)

Total depreciation and amortization expense	74,710	73,253	67,910

Segment net operating income:
Russia convergent	85,964	79,199	76,832
Moscow fixed line	13,601	15,678	14,938
Ukraine	3,390	11,745	9,647
Other	(559)	(4,810)	(7,625)
Intercompany eliminations	(47)	(54)	(8)

Segment net operating income	102,349	101,758	93,794

Net operating income	102,349	101,758	93,794
Currency exchange and transaction loss / (gain)	18,024	5,473	(3,952)
Interest income	(4,519)	(2,793)	(2,588)
Interest expense	16,453	15,498	17,673
Equity in net loss / (income) of associates	2,880	(2,472)	(869)
Other expense / (income), net	771	(10,636)	688

Income from continuing operations before provision for income taxes	68,740	96,688	82,842

	Years ended December, 31
	2014	2013
Additions to long-lived assets:
Russia convergent	86,456	55,939
Moscow fixed line	13,649	14,121
Ukraine	5,103	8,856
Other	8,234	1,951

Total additions to long-lived assets	113,442	80,867

	December 31,
	2014	2013
Long-lived assets(1):
Russia convergent	276,896	246,422
Moscow fixed line	64,992	61,812
Ukraine	18,546	24,107
Other	37,825	12,648

Total long-lived assets	398,259	344,989

Total assets:
Russia convergent	439,950	355,203
Moscow fixed line	78,468	75,929
Ukraine	42,988	38,586
Other	47,521	15,806

Total assets	608,927	485,524

(1)	Comprises of property, plant and equipment, licenses, goodwill and other intangible assets.

        Financial information by geographic areas is presented below:

	Years ended December 31,
	2014	2013	2012
Net operating revenues from external customers:
Russia	372,080	352,930	336,771
Other	38,678	45,513	41,469

Total net operating revenues from external customers	410,758	398,443	378,240

	December 31,
	2014	2013
Long-lived assets:
Russia	347,994	308,336
Other	50,265	36,653

Total long-lived assets	398,259	344,989

        Revenues from external customers and long-lived assets are allocated to individual countries by location of operations.

        None of the MTS Group's customers exceeds 10% of consolidated revenue.